INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized balance sheet information) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets
Non-current	$ 8,757,320		$ 8,121,824
Current	4,178,213		4,426,038
Other current investments	212,271		44,529
Cash and cash equivalents	519,965	[1]	250,541	[1]		$ 337,779	[1]	$ 183,463
Total Assets	12,935,533		12,547,862
Liabilities
Non-current	3,452,535		3,236,756
Non-current borrowings	1,628,892		1,637,101
Current	1,768,125		1,826,530
Current borrowings	559,782		399,856
Total Liabilities	5,220,660		5,063,286
Non-controlling interest	1,103,208		1,091,321
Total Equity	7,714,873		7,484,576		$ 6,543,604	$ 5,852,771		$ 5,166,593
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Assets
Non-current	4,336,000		4,697,000
Current	1,721,000		1,711,000
Other current investments	166,000		151,000
Cash and cash equivalents	311,000		286,000
Total Assets	6,534,000		6,845,000
Liabilities
Non-current	718,000		544,000
Non-current borrowings	1,237,000		1,389,000
Current	687,000		740,000
Current borrowings	30,000		121,000
Total Liabilities	2,672,000		2,794,000
Non-controlling interest	378,000		369,000
Total Equity	$ 3,484,115		$ 3,682,000

[1]	It includes restricted cash of $69, $2,216 and $50 as of December 31, 2019, 2018 and 2017, respectively. In addition, the Company had other investments with a maturity of more than three months for $212,271, $44,529 and $135,864 as of December 31, 2019, 2018 and 2017, respectively.